STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Stock Class A Common Stock	Common Stock Class B ordinary shares Sponsor	Common Stock Class B ordinary shares	Additional Paid-in Capital Sponsor	Additional Paid-in Capital	Retained Earnings	Class A Common Stock	Class B ordinary shares	Sponsor	Total
Balance at the beginning (in shares) at Dec. 31, 2019		0					0				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares										$ 25,000
Net gain											$ (12,971,424)
Balance at the end at Dec. 31, 2020		$ 442		$ 575		$ 17,970,408	$ (12,971,424)	$ 442	$ 575		5,000,001
Balance at the end (in shares) at Dec. 31, 2020		4,417,280		5,750,000				4,417,280	5,750,000
Balance at the beginning (in shares) at Aug. 19, 2020		0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares			$ 575		$ 24,425
Issuance of shares (in shares)			5,750,000
Sale of Units in initial public offering, less fair value of public warrants		$ 2,300				$ 217,347,700					217,350,000
Sale Of Units In Initial Public Offering Less Fair Value Of Public Warrants		23,000,000
Offering costs						(11,718,101)					(11,718,101)
Ordinary Shares Subject to possible Redemption		$ 1,858				187,683,616					187,685,474
Ordinary Shares Subject to possible Redemption (in shares0		18,582,720
Net gain							(12,971,424)				(12,971,424)
Balance at the end at Dec. 31, 2020		$ 442		$ 575		17,970,408	(12,971,424)	$ 442	$ 575		5,000,001
Balance at the end (in shares) at Dec. 31, 2020		4,417,280		5,750,000				4,417,280	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ordinary Shares Subject to possible Redemption (in shares0	[1]							(862,344)	0
Net gain						0	8,734,669	$ 0	$ 0		8,734,669
Balance at the end at Mar. 31, 2021						$ 9,235,826	$ (4,236,755)	$ 355	$ 575		$ 5,000,001
Balance at the end (in shares) at Mar. 31, 2021								3,554,936	5,750,000

[1]	Formation and operating costs $ 299,060Loss from operations (299,060)Other income:Change in fair value of warrant liability 9,028,000Interest earned on marketable securities held in Trust Account 5,729Net income$ 8,734,669Weighted average shares outstanding of Class A redeemable ordinary shares 23,000,000Basic and diluted net income per ordinary share, Class A$ 0.00Weighted average shares outstanding of Class B non-redeemable ordinary shares 5,750,000Basic and diluted net income per ordinary share, Class B$ 1.52